Financial instruments and risk management - Debt Sensitivity Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments and risk management
Basis points	0.25%
Increase in basis point	100.00%	100.00%
Decrease in basis point	(100.00%)	(100.00%)
Increase in results	$ 2,801	$ 2,709
Decrease in results	(2,801)	(2,709)
Banco Nacional de Comercio Exterior, S.N.C. ("Bancomext")
Financial instruments and risk management
Increase in results	961	1,751
Decrease in results	$ (961)	$ (1,751)
Asset backed trust notes
Financial instruments and risk management
Basis points	1.75%	1.75%
Increase in results	$ 1,320	$ 867
Decrease in results	$ (1,320)	(867)
Percentage of CAP on TIIE 28	10.00%
Banco Sabadell S.A., Institucin de Banca Multiple ("Sabadell")
Financial instruments and risk management
Increase in results	$ 49	91
Decrease in results	$ (49)	$ (91)
Banco Santander Mxico, S.A. y Banco Nacional de Comercio Exterior, S.N.C. ("Santander-Bancomext 2022")
Financial instruments and risk management
Basis points	2.98%	2.98%
Increase in results	$ 96
Decrease in results	$ (96)
JSA International U.S. Holdings, LLC (PDP JSA)
Financial instruments and risk management
Basis points	3.00%	3.00%
Increase in results	$ 88
Decrease in results	$ (88)
GY Aviation Lease 1714 Co. Limited (PDP CDB)
Financial instruments and risk management
Basis points	4.25%	4.25%
Increase in results	$ 38
Decrease in results	$ (38)
Incline II B Shannon 18 Limited (PDP BBAM)
Financial instruments and risk management
Basis points	3.90%	3.90%
Increase in results	$ 224
Decrease in results	$ (224)
Oriental Leasing 6 Company Limited (PDP CMB)
Financial instruments and risk management
Basis points	2.00%	2.00%
Increase in results	$ 19
Decrease in results	$ (19)
Banco Actinver S.A., Institucin de banca mltiple ("Actinver")
Financial instruments and risk management
Basis points	2.50%	2.50%
Increase in results	$ 6
Decrease in results	$ (6)